PARNASSUS MID CAP FUND

Portfolio of Investments as of September 30, 2022 (unaudited)

Equities	Shares	Market Value ($)
Air Freight & Logistics (4.0%)
C.H. Robinson Worldwide Inc.	2,506,492	241,400,245

Banks (5.5%)
First Horizon Corp.	3,059,003	70,051,169
First Republic Bank, Class A	1,120,673	146,303,860
Signature Bank	735,841	111,111,991

		327,467,020
Biotechnology (1.9%)
BioMarin Pharmaceutical Inc.[q]	1,363,955	115,622,465

Capital Markets (4.9%)
Cboe Global Markets Inc.	2,477,331	290,764,339

Chemicals (2.4%)
PPG Industries Inc.	1,296,499	143,509,474

Commercial Services & Supplies (3.6%)
Republic Services Inc.	1,574,321	214,170,629

Containers & Packaging (2.4%)
Ball Corp.	2,929,547	141,555,711

Electric Utilities (3.0%)
IDACORP Inc.	1,800,345	178,252,158

Electronic Equipment, Instruments & Components (2.2%)
Trimble Inc. [q]	2,468,198	133,949,105

Equity Real Estate Investment Trusts (5.9%)
Alexandria Real Estate Equities Inc.	431,695	60,519,322
Americold Realty Trust	3,899,703	95,932,694
SBA Communications Corp., Class A	701,157	199,584,340

		356,036,356
Food & Staples Retailing (6.8%)
Grocery Outlet Holding Corp. qΩ	5,133,018	170,878,169
Sysco Corp.	3,377,177	238,800,186

		409,678,355
Health Care Equipment & Supplies (4.0%)
Hologic Inc. [q]	3,752,933	242,139,237

Household Durables (2.2%)
D.R. Horton Inc.	1,957,979	131,869,886

IT Services (7.1%)
Broadridge Financial Solutions Inc.	1,319,138	190,377,996
Jack Henry & Associates Inc.	1,281,322	233,546,561

		423,924,557

Life Sciences Tools & Services (4.9%)
Agilent Technologies Inc.	1,261,130	153,290,352
IQVIA Holdings Inc. [q]	760,169	137,697,013

		290,987,365
Machinery (10.0%)
CNH Industrial NV	13,854,528	154,755,078
Otis Worldwide Corp.	3,319,482	211,782,952
Pentair plc	2,296,917	93,323,738
Xylem Inc.	1,549,213	135,339,248

		595,201,016
Media (1.2%)
Cable One Inc.	83,212	70,983,997

Professional Services (6.5%)
CoStar Group Inc. [q]	2,312,772	161,084,570
Verisk Analytics Inc.	1,356,390	231,305,187

		392,389,757
Semiconductors & Semiconductor Equipment (1.2%)
KLA Corp.	246,158	74,494,796

Software (9.0%)
Ansys Inc. [q]	205,710	45,605,907
Autodesk Inc. [q]	738,496	137,951,053
Avalara Inc. [q]	348,679	32,008,732
Roper Technologies Inc.	363,837	130,850,339
Synopsys Inc. [q]	214,487	65,527,923
Workday Inc., Class A	822,761	125,240,679

		537,184,633
Specialty Retail (4.2%)
Burlington Stores Inc. [q]	535,924	59,964,536
O’Reilly Automotive Inc. [q]	269,228	189,361,514

		249,326,050
Technology Hardware, Storage & Peripherals (1.0%)
Western Digital Corp. [q]	1,809,424	58,896,751

Textiles, Apparel & Luxury Goods (2.4%)
Levi Strauss & Co., Class A	3,969,819	57,443,281
VF Corp.	2,796,731	83,650,224

		141,093,505
Transportation Infrastructure (3.0%)
Avantor Inc. [q]	9,242,365	181,150,354

Total investment in equities (99.3%) (cost $6,288,150,420)		5,942,047,761

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.0%) α
Beneficial State Bank	0.30%	03/27/2023	250,000	245,151
Beneficial State Bank	0.30%	04/25/2023	250,000	244,356
Citizens Trust Bank	0.05%	01/14/2023	250,000	247,009
Self-Help Federal Credit Union	0.40%	02/17/2023	250,000	246,192

				982,708
Community Development Loans (0.0%) α
BlueHub Loan Fund Inc.	1.00%	04/15/2023	300,000	290,334

Time Deposits (1.4%)
Royal Bank of Canada, Toronto	2.43%	10/03/2022	1,603,089	1,603,089
JPMorgan Chase, New York	2.43%	10/03/2022	82,796,865	82,796,865

				84,399,954
Total short-term securities (1.4%) (cost $85,672,996)				85,672,996

Total securities (100.7%) (cost $6,373,823,416)				6,027,720,757

Other assets and liabilities (-0.7%)				(40,663,642)

Total net assets (100.0%)				5,987,057,115

θ	This security is non-income producing.
Ω	Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the Investment Securities Act of 1940.
α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

Such securities have been classified as level 3.

plc	Public Limited Company